UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          02/03/12
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $108,146.00
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      327     4000 SH       Sole                                       4000
ABBOTT LABORATORIES            COM              002824100      478     8500 SH       Sole                                       8500
ADVANCED AUTO PARTS            COM              00751Y106      778    11167 SH       Sole                                      11167
AGILENT TECHNOLOGIES INC       COM              00846U101     2902    83067 SH       Sole                                      83067
ALCOA INC COM                  COM              013817101       93    10764 SH       Sole                                      10764
AMERICAN EAGLE OUTFITTERS      COM              02553E106      708    46300 SH       Sole                                      46300
AMGEN INC                      COM              031162100     3660    57000 SH       Sole                                      57000
ANADARKO PETROLEUM CORP        COM              032511107      538     7049 SH       Sole                                       7049
AON CORP                       COM              037389103     3161    67534 SH       Sole                                      67534
AT&T INC                       COM              00206R102     2049    67747 SH       Sole                                      67747
BALL CORP                      COM              058498106     5170   144767 SH       Sole                                     144767
BALTIA AIR LINES INC           COM              058823105       23   570000 SH       Sole                                     570000
BANK OF AMERICA CORP           COM              060505104      500    89920 SH       Sole                                      89920
BECTON DICKINSON & CO          COM              075887109     1860    24890 SH       Sole                                      24890
CENOVUS ENERGY INC             COM              15135U109      645    19415 SH       Sole                                      19415
CHEVRON CORP                   COM              166764100     4749    44631 SH       Sole                                      44631
CIT GROUP INC                  COM              125581801     1319    37833 SH       Sole                                      37833
CONOCOPHILLIPS                 COM              20825C104      342     4700 SH       Sole                                       4700
CONSOL ENERGY INC              COM              20854P109     1494    40700 SH       Sole                                      40700
CROWN HOLDINGS INC.            COM              228368106     4928   146767 SH       Sole                                     146767
CSX CORP                       COM              126408103      240    11400 SH       Sole                                      11400
DANAHER CORP                   COM              235851102     2441    51900 SH       Sole                                      51900
DIAGEO PLC-SPON ADR            COM              25243Q205     2474    28300 SH       Sole                                      28300
DIRECTV GROUP INC (THE)        COM              25490A101     3053    71400 SH       Sole                                      71400
DRESSER-RAND GROUP INC         COM              261608103     3350    67130 SH       Sole                                      67130
DU PONT (EI) DE NEMOURS        COM              263534109     2509    54800 SH       Sole                                      54800
EBAY INC                       COM              278642103     2821    93000 SH       Sole                                      93000
ENCANA CORP                    COM              292505104      300    16203 SH       Sole                                      16203
FRANKLIN RESOURCES INC         COM              354613101      995    10354 SH       Sole                                      10354
FREEPORT-MCMORAN COPPER        COM              35671D857     1361    37000 SH       Sole                                      37000
GENERAL DYNAMICS               COM              369550108     1311    19734 SH       Sole                                      19734
HEWLETT-PACKARD CO             COM              428236103      653    25350 SH       Sole                                      25350
HUMAN GENOME SCIENCES INC      COM              444903108      957   129500 SH       Sole                                     129500
IBM CORPORATION                COM              459200101     3705    20149 SH       Sole                                      20149
INGERSOLL-RAND PLC             COM              G47791101      801    26275 SH       Sole                                      26275
INTERNATIONAL PAPER CO         COM              460146103     3159   106734 SH       Sole                                     106734
JPMORGAN CHASE & CO            COM              46625H100     2953    88810 SH       Sole                                      88810
KIMBERLY-CLARK CORP            COM              494368103     1133    15400 SH       Sole                                      15400
LOCKHEED MARTIN                COM              539830109      283     3500 SH       Sole                                       3500
MACY'S INC                     COM              55616P104     2614    81233 SH       Sole                                      81233
MCDONALDS CORP                 COM              580135101     1194    11900 SH       Sole                                      11900
MICROSOFT CORP COM             COM              594918104     2387    91958 SH       Sole                                      91958
MORGAN STANLEY                 COM              617446448      992    65568 SH       Sole                                      65568
NAVISTAR INTERNATIONAL         COM              63934E108     1854    48933 SH       Sole                                      48933
NORTHROP GRUMMAN CORP          COM              666807102      345     5900 SH       Sole                                       5900
PACKAGING CORP OF AMERICA      COM              695156109     3055   121033 SH       Sole                                     121033
PFIZER INC                     COM              717081103      578    26700 SH       Sole                                      26700
PRECISION CASTPARTS CORP       COM              740189105     5224    31700 SH       Sole                                      31700
SHIRE PLC-ADR                  COM              82481R106     2349    22609 SH       Sole                                      22609
SPDR GOLD TRUST                COM              78463V107      706     4644 SH       Sole                                       4644
STATE STREET CORP              COM              857477103     2667    66166 SH       Sole                                      66166
TEEKAY CORPORATION             COM              Y8564W103     1713    64083 SH       Sole                                      64083
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     1417    35100 SH       Sole                                      35100
THE SHERWIN-WILLIAMS CO        COM              824348106     2303    25800 SH       Sole                                      25800
THE TRAVELERS COS INC          COM              89417E109     1793    30300 SH       Sole                                      30300
US BANCORP                     COM              902973304     1625    60083 SH       Sole                                      60083
VALSPAR CORP                   COM              920355104     3110    79800 SH       Sole                                      79800
WELLS FARGO & CO               COM              949746101      275     9994 SH       Sole                                       9994
WYNDHAM WORLDWIDE CORP         COM              98310W108     1725    45600 SH       Sole                                      45600